Income Taxes - Summary of the U.S. And Foreign Components of Loss before Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
U.S.	$ (189,706)	$ (105,235)
Foreign	(6,418)	(102,931)
Loss before income taxes	$ (196,124)	$ (208,166)	$ (387,206)